Consolidated statements of cash flows (Supplemental Disclosures) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents consist of:
Cash	$ 19,998	$ 3,464
Term deposits
Cash and cash equivalents	$ 19,998	$ 3,464